STOCK OPTIONS and CAPITAL STOCK (Tables)	12 Months Ended
Oct. 31, 2012
Stock Options And Capital Stock Tables
Schedule of Stock Option Activity

Option activity during Fiscal 2012, 2011 and 2010 is as follows:

	10/31/12		10/31/11		10/31/10
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year:	14,000	$39.00	43,000	$38.40	64,600	$36.93
Granted			0		0
Exercised			0		0
Expired	14,000	$39.00	29,000	$38.11	21,600	$34.00
Outstanding at year-end	0		14,000	$39.00	43,000	$38.40

Options exercisable at year-end	0		14,000		43,000	$38.40
Option price range	$0.00		$39.00		$37.80-$39.00
Weighted average fair value of options granted during year	0		0		0
Weighted average grant date fair value of options granted during year	0		0		0
Weighted average remaining contractual life (in years)	0		0.42		0.88

   Activity related to non-vested options for the year ended October 31, 2012 is as follows:

	Shares	Weighted Average Grant Date Fair Value Price
Non-vested at beginning of year:	0	-
Granted	0
Vested	0	-
Non-vested at year-end	0